SEGMENT REPORTING	12 Months Ended
Mar. 31, 2017
SEGMENT REPORTING
SEGMENT REPORTING

21.    SEGMENT REPORTING

Operating segments are defined as components of the Company that engage in business activities from which the Company earns revenues and incurs expenses and for which separate financial information is available that is evaluated regularly by the chief operation decision maker in deciding how to allocate resources and in assessing performance. The Company provides a variety of eDiscovery and forensic services (“legal service”) which are provided by FRONTEO and its domestic subsidiaries for domestic (Japanese) clients, by FRONTEO USA, Inc. (formerly UBIC North America, Inc. and EvD, Inc.) and FRONTEO Government Services, Inc. (formerly TechLaw Solutions, Inc.), U.S. based wholly-owned subsidiaries of FRONTEO, for clients based in the U.S. or represented by U.S. -based attorneys who contracted FRONTEO USA, Inc. and FRONTEO Government Services, Inc., and by other foreign subsidiaries for foreign clients other than those who contracted FRONTEO USA, Inc. and FRONTEO Government Services, Inc. FRONTEO and its domestic subsidiaries also provide AI based business, such as healthcare and data marketing. The Company’s legal service operations in Japan, the U.S. and Other (which includes South Korea and Taiwan), and AI based service in Japan have been identified as the four operating segments of the Company. The Company’s chief executive officer, who is also the Company’s chief operating decision maker, regularly reviews the performance of the four operating segments and makes decisions regarding allocation of resources. The Company’s chief operating decision maker utilizes various measurements which include revenues, operating income or loss and segment assets to assess segment performance and allocate resources to segments.

AI based service in Japan segment has met a quantitative threshold for the year ended March 31, 2017 and the segment data for the year ended March 31, 2016 were presented for comparative purposes. No segment data for the year ended March 31, 2015 has been presented because AI based service did not exist in that year.

Each legal service segment recognizes revenue for which the segment has a direct contractual relationships with its clients. Most of the Company’s clients are either corporate clients in Asia or U.S.- based law firms representing corporate clients in Asia. If the Company’s services are contracted between a law firm in the U.S. and FRONTEO USA, Inc. or FRONTEO Government Services, Inc., revenue is recorded by the U.S. segment although the end corporate client may be located in areas other than the U.S.

The Company’s reportable segments are the same as its operating segments.

Segment information for the years ended March 31, 2015, 2016 and 2017 is presented below:

Revenue:

	Thousands of Yen
	2015		2016	2017
Japan-legal
Outside customers		¥3,105,983	¥3,726,683	¥3,740,903
Intersegment*(1)		739,796	844,455	571,889
Total		3,845,779	4,571,138	4,312,792

Japan-AI
Outside customers	¥	―	¥118,915	¥288,012
U.S.
Outside customers		2,784,470	6,223,652	6,800,966
Intersegment*(1)		121,546	101,628	179,763
Total		2,906,016	6,325,280	6,980,729

Other
Outside customers		384,007	483,758	377,850
Intersegment*(1)		124,488	138,977	47,876
Total		508,495	622,735	425,726

Eliminations		(985,830)	(1,085,061)	(799,529)

Total revenue after eliminations		6,274,460	10,553,007	11,207,730

Adjustments*(2)		30,466	3,229	13,045

Total consolidated revenue		¥6,304,926	¥10,556,236	¥11,220,775

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*(1)  Intersegment transaction prices and other conditions are determined based on market prices and total costs of transactions.

*(2)  These amounts primarily represent the net impact of adjustments arising from differences in the timing of the revenue recognition under U.S. GAAP and Japanese GAAP.

Segment Performance Measures:

	Thousands of Yen
	2015	2016	2017
Segment profit (loss)
Japan	¥303,149	¥557,597	¥698,608
Japan-AI	—	(527,420)	(728,926)
U.S.	39,926	35,013	(1,132,981)
Other	(77,006)	3,933	(43,363)

Total segment profit after eliminations	266,069	69,123	(1,206,662)

Adjustments*(3)	9,353	(139,402)	27,811

Total consolidated operating income (loss)	275,422	(70,279)	(1,178,851)

Unallocated amounts:
Interest income	1,699	1,672	3,634
Interest expense	(28,177)	(54,793)	(125,743)
Gain (loss) on derivatives	—	(258,205)	43,594
Foreign currency exchange gains (losses)	200,438	161,680	(13,751)
Dividend income	9,000	11,250	14,400
Other-net	(85)	(20,075)	(60,255)

Total consolidated income (loss) before income taxes	¥458,297	¥(228,750)	¥(1,316,972)

* (3) Adjustments primarily relate to differences between U.S. GAAP and Japanese GAAP for revenue recognition, amortization of goodwill, remeasurement of earn-out and vacation allowance expenses for employees.

Segment Assets:

	Thousands of Yen
	2016	2017
Segment assets
Japan	¥11,586,133	¥12,334,732
Japan-AI	358,045	3,468,157
U.S.	7,658,961	8,600,034
Others*(4)	720,152	734,277

Eliminations	(7,404,501)	(8,978,328)

Total segment assets after eliminations	12,918,790	16,158,872

Adjustments*(5)	(52,135)	86,736

Total consolidated assets	¥12,866,655	¥16,245,608

*(4) The Company recognized an impairment loss on long-lived assets of ¥5,144 thousand for the year ended March 31, 2016 related to property, plant and equipment owned by a subsidiary in Taiwan.

*(5) Adjustments primarily relate to differences between U.S. GAAP and Japanese GAAP for revenue recognition, depreciation and amortization and deferred tax assets.

Capital expenditures on long-lived assets:

	Thousands of Yen
	2015	2016	2017
Capital expenditures
Japan	¥575,196	¥300,447	¥616,757
Japan-AI	―	155,442	384,606
U.S.	89,463	660,982	361,777
Others	24,628	8,982	6,331

Total consolidated capital expenditures	¥689,287	¥1,125,853	¥1,369,471

Capital expenditures relate to property and equipment, capitalized computer software costs and other intangible assets on an accrual basis, other than those disclosed in Note 2 of the notes to the consolidated financial statements.

Other Significant Items:

	Thousands of Yen
	2015	2016	2017
Depreciation and amortization
Japan	¥431,287	¥474,533	¥444,094
Japan-AI		48,504	125,715
U.S.	113,768	313,025	429,618
Others	42,703	47,545	39,769

Total depreciation and amortization	587,758	883,607	1,039,196

Adjustments	1,774	12,218	9,431

Total consolidated depreciation and amortization	¥589,532	¥895,825	¥1,048,627

Adjustments primarily relate to differences between U.S. GAAP and Japanese GAAP for depreciation and amortization.

Entity-Wide Information:

For the year ended March 31, 2015, revenue from Samsung Electronics Co., Ltd. and TMI Associates amounted to ¥1,969,335 thousand and ¥641,074 thousand, respectively, representing approximately 31.4 percent and 10.2 percent, respectively, of consolidated revenue. For the year ended March 31, 2016, revenue from Samsung Electronics Co., Ltd. and TMI Associates amounted to ¥1,657,074 thousand and ¥1,022,656 thousand, respectively, representing approximately 15.6 percent and 9.7 percent, respectively, of consolidated revenue. For the year ended March 31, 2017, revenue from TMI Associates amounted to ¥1,253,860 thousand representing approximately 11.2 percent of consolidated revenue. These customers are attributable to Japan except revenues of ¥1,969,335 thousand and ¥1,657,074 thousand for Samsung Electronics Co., Ltd. for the years ended March 31, 2015 and 2016, respectively, which are reported in the U.S. and Other. For the year ended March 31, 2017, revenue from TMI Associates amounted to ¥1,253,860 thousand, representing approximately 11.2% of the total revenue.

The information concerning revenue by service category for the years ended March 31, 2015, 2016 and 2017, is presented below:

	Thousands of Yen
	2015	2016	2017
eDiscovery
Review	¥832,492	¥1,998,276	¥2,630,785
Other	5,027,090	8,047,850	7,830,595
Total	5,859,582	10,046,126	10,461,380
Investigation	299,095	283,957	304,233
AI	—	118,914	288,011
Sales of software	24,344	41,054	44,523
Sales of forensic tools	21,926	41,794	29,971
Forensic training	6,325	9,990	12,485
Other	93,654	14,401	80,172
Total revenue	¥6,304,926	¥10,556,236	¥11,220,775

Long-lived assets held in Japan, Japan-AI, the U.S., and Other as of March 31, 2017 were ¥308,415 thousand, ¥66,879 thousand, ¥771,734 thousand and ¥29,828 thousand, respectively. Long-lived assets include property and equipment.